Balance Sheet Details	12 Months Ended
Oct. 31, 2015
Balance Sheet Details
Balance Sheet Details

Note 8: Balance Sheet Details

Balance sheet details were as follows:

Accounts Receivable, Net

	As of October 31
	2015	2014
	In millions
Accounts receivable	$4,905	$5,451
Allowance for doubtful accounts	(80)	(106)

	$4,825	$5,345

The allowance for doubtful accounts related to accounts receivable and changes were as follows:

	As of October 31
	2015	2014	2013
	In millions
Balance at beginning of year	$106	$182	$200
Provision for doubtful accounts	19	(25)	(20)
Deductions, net of recoveries	(45)	(51)	2

Balance at end of year	$80	$106	$182

HP has third-party arrangements, consisting of revolving short-term financing, which provide liquidity to certain partners in order to facilitate their working capital requirements. These financing arrangements, which in certain circumstances may contain partial recourse, result in a transfer of HP’s receivables and risk, to the third-party. As these transfers qualify as true sales under the applicable accounting guidance, the receivables are derecognized from the Consolidated Balance Sheets upon transfer, and HP receives a payment for the receivables from the third-party within a mutually agreed upon time period. For arrangements involving an element of recourse, the recourse obligation is measured using market data from the similar transactions and reported as a current liability in the Consolidated Balance Sheets. The recourse obligations as of October 31, 2015, 2014 and 2013 were not material. The costs associated with the sales of trade receivables for fiscal 2015 were not material.

The activity related to HP’s revolving short-term financing arrangements was as follows:

	As of October 31
	2015	2014	2013
	In millions
Balance at beginning of year(1)	$271	$102	$135
Trade receivables sold(2)	6,512	5,680	2,502
Cash receipts(2)	(6,671)	(5,491)	(2,540)
Foreign currency and other	(19)	(20)	5

Balance at end of year(1)	$93	$271	$102

(1)	Beginning and ending balance represents amounts for trade receivables sold but not yet collected, from the third parties, and are reported in Accounts Receivable on the Consolidated Balance Sheets.

(2)

In fiscal 2014, HP revised the presentation for the trade receivables sold and the cash received under the short-term financing arrangements for the fiscal year ended October 31, 2013 in order to present comparable information with that period.

Inventory

	As of October 31
	2015	2014
	In millions
Finished goods	$2,820	$2,686
Purchased parts and fabricated assemblies	1,468	1,845

	$4,288	$4,531

Other Current Assets

	As of October 31
	2015	2014
	In millions
Supplier and other receivables	$1,316	$1,611
Deferred tax assets	1,047	1,202
Value-added taxes receivable	942	1,186
Prepaid and other current assets	1,193	1,773

	$4,498	$5,772

Property, Plant and Equipment, Net

	As of October 31
	2015	2014
	In millions
Land, buildings and leasehold improvements	$2,272	$4,818
Machinery and equipment, including equipment held for lease	3,459	4,474

	5,731	9,292
Accumulated depreciation	(4,239)	(6,495)

	$1,492	$2,797

Depreciation expense was $302 million, $344 million and $361 million in fiscal 2015, 2014 and 2013, respectively. In fiscal 2014, certain corporate assets and liabilities were not specifically attributed to any business and were managed centrally at a corporate level and reported in continuing operations, including property, plant and equipment. These corporate assets and liabilities were assigned and transferred to the appropriate legal entities of Hewlett Packard Enterprise and included in the amounts reported in discontinued operations in the statement of financial position for the fiscal year ended October 31, 2015. For further information, refer to Note 2, “Discontinued Operations”.

Other Non-Current Assets

	As of October 31
	2015	2014
	In millions
Prepaid income taxes	$634	$884
Deferred tax assets	216	210
Other	742	1,242

	$1,592	$2,336

Other Accrued Liabilities

	As of October 31
	2015	2014
	In millions
Sales and marketing programs	$2,181	$2,124
Accrued taxes—other	1,007	936
Warranty	871	1,019
Accrued restructuring	61	187
Other	2,121	3,274

	$6,241	$7,540

Other Non-Current Liabilities

	As of October 31
	2015	2014
	In millions
Pension, post-retirement, and post-employment liabilities	$2,203	$3,773
Deferred tax liability	1,813	518
Tax liability	1,803	2,376
Deferred revenue	812	822
Other	783	1,046

	$7,414	$8,535